Employee benefits: variable compensation - Effect on income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	$ 7,669	$ 7,636	$ 7,973
Variable compensation deferred to the next and following years	6,242	5,672	5,181
Variable compensation related to share-based compensation	818	680	631
Variable compensation related to share-based compensation - performance awards	575	457	419
Variable compensation related to share-based compensation - other variable compensation	46	56	56
Variable compensation related to share-based compensation - financial advisor variable compensation	197	166	157
Variable compensation related to share-based compensation recognized within other personnel expenses categories	135	80	77
Salaries related to share-based compensation	4	4	5
Social security related to share-based compensation	109	57	59
Personnel expenses related to share-based compensation - Equity Plus Plan	22	19	13
Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	6,169	6,304	6,863
Variable compensation deferred to the next and following years	1,997	2,101	2,074
Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,500	1,332	1,109
Variable compensation deferred to the next and following years	4,245	3,571	3,107
Variable compensation - performance awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,841	2,910	2,916
Variable compensation deferred to the next and following years	1,268	1,312	1,373
Variable compensation - performance awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	2,240	2,358	2,525
Variable compensation deferred to the next and following years	537	582	767
Variable compensation - performance awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	601	552	391
Variable compensation deferred to the next and following years	731	730	606
Non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,848	2,003	2,128
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	1,884	2,012	2,136
Variable compensation deferred to the next and following years	0	0	0
Non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(36)	(9)	(8)
Variable compensation deferred to the next and following years	0	0	0
Deferred compensation awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	993	907	788
Variable compensation deferred to the next and following years	1,268	1,312	1,373
Deferred compensation awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	356	346	389
Variable compensation deferred to the next and following years	537	582	767
Deferred compensation awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	637	561	399
Variable compensation deferred to the next and following years	731	730	606
of which: Equity Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	415	416	350
Variable compensation deferred to the next and following years	416	534	553
of which: Equity Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	95	191	175
Variable compensation deferred to the next and following years	180	294	374
of which: Equity Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	319	225	174
Variable compensation deferred to the next and following years	235	240	180
of which: Deferred Contingent Capital Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	357	334	285
Variable compensation deferred to the next and following years	652	634	608
of which: Deferred Contingent Capital Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	124	123	134
Variable compensation deferred to the next and following years	216	238	290
of which: Deferred Contingent Capital Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	233	211	151
Variable compensation deferred to the next and following years	436	395	318
of which: Long Term Incentive Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	160	41	69
Variable compensation deferred to the next and following years	145	70	79
of which: Long Term Incentive Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	121	11	51
Variable compensation deferred to the next and following years	112	30	48
of which: Long Term Incentive Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	39	30	17
Variable compensation deferred to the next and following years	33	40	32
of which: Fund Ownership Plan
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	61	116	84
Variable compensation deferred to the next and following years	55	74	133
of which: Fund Ownership Plan | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	15	21	29
Variable compensation deferred to the next and following years	28	20	56
of which: Fund Ownership Plan | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	45	95	55
Variable compensation deferred to the next and following years	27	54	77
Variable compensation - other
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	279	217	196
Variable compensation deferred to the next and following years	438	419	388
Variable compensation - other | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	168	146	163
Variable compensation deferred to the next and following years	224	230	210
Variable compensation - other | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	111	72	33
Variable compensation deferred to the next and following years	214	189	178
Variable compensation - financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	4,549	4,508	4,860
Variable compensation deferred to the next and following years	4,536	3,942	3,419
Variable compensation - financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,761	3,799	4,175
Variable compensation deferred to the next and following years	1,236	1,290	1,097
Variable compensation - financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	788	709	685
Variable compensation deferred to the next and following years	3,300	2,652	2,323
of which: non-deferred cash
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,436	3,481	3,853
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	3,440	3,481	3,858
Variable compensation deferred to the next and following years	0	0	0
of which: non-deferred cash | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	(4)	0	(6)
Variable compensation deferred to the next and following years	0	0	0
of which: deferred share-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	197	166	157
Variable compensation deferred to the next and following years	321	302	269
of which: deferred share-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	110	104	106
Variable compensation deferred to the next and following years	113	122	123
of which: deferred share-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	87	62	51
Variable compensation deferred to the next and following years	209	180	146
of which: deferred cash-based awards
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	414	400	372
Variable compensation deferred to the next and following years	1,331	1,224	806
of which: deferred cash-based awards | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	169	185	170
Variable compensation deferred to the next and following years	301	588	311
of which: deferred cash-based awards | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	245	215	202
Variable compensation deferred to the next and following years	1,029	636	495
of which : compensation commitments with recruited financial advisors
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	501	461	479
Variable compensation deferred to the next and following years	2,884	2,416	2,344
of which : compensation commitments with recruited financial advisors | Related to performance year
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	42	29	41
Variable compensation deferred to the next and following years	822	580	662
of which : compensation commitments with recruited financial advisors | Related to prior performance years
Income Statement Compensation Items [Line Items]
Variable compensation for the current year	459	432	438
Variable compensation deferred to the next and following years	$ 2,062	$ 1,836	$ 1,682